Results for the year - Employee costs - Employee Costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr) employee	Dec. 31, 2018 DKK (kr) employee	Dec. 31, 2017 DKK (kr) employee
Analysis of income and expense [abstract]
Wages and salaries	kr 25,335	kr 25,259	kr 23,869
Share-based payment costs (note 5.1)	363	414	292
Pensions – defined contribution plans	1,910	1,791	1,800
Pensions – defined benefit plans (note 3.6)	151	73	165
Other social security contributions	1,963	1,901	1,910
Other employee costs	2,203	2,087	2,102
Total employee costs for the year	31,925	31,525	30,138
Employee costs capitalised as intangible assets and property, plant and equipment	(1,314)	(1,500)	(1,435)
Change in employee costs capitalised as inventories	(139)	(105)	(91)
Total employee costs in the income statement	30,472	29,920	28,612
Cost of goods sold	8,134	8,164	7,854
Sales and distribution costs	13,463	12,214	11,994
Research and development costs	5,968	6,288	5,848
Administrative costs	2,679	2,755	2,505
Other operating income, net	kr 228	kr 499	kr 411
Number of employees
Average number of full-time employees | employee	42,218	42,881	41,665
Year-end number of full-time employees | employee	42,703	42,672	42,076
Employees (total) | employee	43,258	43,202	42,682